Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Schedule of Components of Income Tax Expense
AES Ohio’s components of income tax expense were as follows:

	Years ended December 31,
$ in millions	2024	2023	2022
Components of tax expense / (benefit)
Federal - current	$—	$4.1	$(0.8)
State and local - current	(0.1)	0.4	—

Total current	(0.1)	4.5	(0.8)

Federal - deferred	(1.3)	7.3	(2.4)
State and local - deferred	4.6	1.7	0.1

Total deferred	3.3	9.0	(2.3)

Tax expense / (benefit)	$3.2	$13.5	$(3.1)

Schedule of Components of Deferred Tax Assets and Liabilities
The components of our deferred taxes are as follows:

	December 31,
$ in millions	2024	2023
Net non-current assets / (liabilities)
Depreciation / property basis	$(214.4)	$(195.3)
Income taxes recoverable	7.8	9.5
Regulatory assets	(42.2)	(39.3)
Compensation and employee benefits	(4.8)	(4.1)
Operating loss carryforwards	32.3	21.0
Other (a)	3.7	2.1

Net non-current liabilities	$(217.6)	$(206.1)

(a)	The Other caption includes a state and local tax valuation allowance of 0.1 million in 2024 and 0.0 million in 2023 that partially offsets the operating loss carryforwards.

Schedule of Tax expense / (benefit) credited to Accumulated other comprehensive loss
The following table presents the tax expense / (benefit) related to pensions, postemployment benefits, cash flow hedges and financial instruments that were credited to
Accumulated other comprehensive loss
.

	Years ended December 31,
$ in millions	2024	2023	2022
Tax expense / (benefit)	$0.5	$(0.3)	$1.5

Schedule of Unrecognized Tax Benefits Roll Forward
The following table presents the changes to our uncertain tax positions:

$ in millions	2024	2023	2022
Unrecognized tax benefits at January 1	$0.4	$0.4	$0.4
Gross increases - current period tax positions	—	—	—
Gross decreases - prior period tax positions	—	—	—

Unrecognized tax benefits at December 31	$0.4	$0.4	$0.4

Schedule of Federal Income Tax Rates
AES Ohio’s provision for income taxes is based on the estimated annual effective tax rate, plus discrete items. The effective combined state and federal income tax rates were as follows:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Effective combined state and federal income tax rates	39.2%	(17.9)%	33.4%	10.2%

The following table summarizes a reconciliation of the U.S. statutory federal income tax rate to the effective tax rate, as a percentage of total income before taxes:

	Years ended December 31,
	2024	2023	2022
Statutory Federal tax rate	21.0%	21.0%	21.0%
State taxes, net of Federal tax benefit	1.4%	1.4%	1.4%
AFUDC - Equity	(1.2)%	(0.1)%	(2.2)%
Depreciation of flow-through differences	(13.5)%	(4.3)%	(39.4)%
Amortization of investment tax credits	—%	—%	(0.1)%
Other - net	0.3%	—%	(0.3)%

Effective tax rate	8.0%	18.0%	(19.6)%